Earnings (Loss) Per Share - Computation of Basic and Diluted Earnings Per Common Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Calculation Of Numerator And Denominator In Earnings Per Share [Line Items]
Allocation of net (loss) income to common stockholders-basic and diluted	$ 15,044	$ 4,174	$ 2,446	$ (1,967)	$ 3,509	$ 3,959	$ (456)	$ 2,519	$ (1,263)	$ (11,120)	$ 3,988	$ 8,162	$ 4,759	$ (9,994)
Accretion of Class L preference												84,647	72,842	65,962
Net (loss) available to common shareholders	15,044		(18,521)							(11,120)	(59,073)	(76,485)	(68,083)	(75,957)
Common stock:
Basic	64,916,558		6,062,664							61,815,607	6,057,128
Diluted	66,831,413		6,062,664							61,815,607	6,057,128
Common stock:
Basic	$ 0.23		$ (3.05)							$ (0.18)	$ (9.75)
Diluted	$ 0.23		$ (3.05)							$ (0.18)	$ (9.75)
Common Stock Class L [Member]
Calculation Of Numerator And Denominator In Earnings Per Share [Line Items]
Allocation of net (loss) income to common stockholders-basic and diluted			20,299								58,401	79,211	71,568	64,712
Weighted average number of common shares outstanding:
Basic and diluted			1,327,115								1,325,903	1,326,206	1,317,273	1,315,153
Earnings (loss) per common share:
Basic and diluted		$ 15.68	$ 15.30	$ 14.76	$ 13.99	$ 14.20	$ 13.86	$ 13.37	$ 12.90		$ 44.05	$ 59.73	$ 54.33	$ 49.21
Common Stock Class L [Member] | Nonvested [Member]
Calculation Of Numerator And Denominator In Earnings Per Share [Line Items]
Accretion of Class L preference			20,299								58,401	79,211	71,568	64,712
Common Stock Class L [Member] | Vested [Member]
Calculation Of Numerator And Denominator In Earnings Per Share [Line Items]
Accretion of Class L preference			668								4,660	5,436	1,274	1,251
Common Stock Class A [Member]
Calculation Of Numerator And Denominator In Earnings Per Share [Line Items]
Allocation of net (loss) income to common stockholders-basic and diluted	$ 15,044	$ (17,412)	$ (18,521)	$ (25,482)	$ (15,070)	$ (15,083)	$ (19,030)	$ (15,406)	$ (18,564)	$ (11,120)	$ (59,073)	$ (76,485)	$ (68,083)	$ (75,957)
Weighted average number of common shares outstanding:
Basic and diluted												6,058,512	6,016,733	6,006,960
Earnings (loss) per common share:
Basic and diluted		$ (2.87)	$ (3.06)	$ (4.20)	$ (2.49)	$ (2.51)	$ (3.16)	$ (2.56)	$ (3.09)			$ (12.62)	$ (11.32)	$ (12.64)